Share Capital (Details Narrative)												1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 12, 2025 USD ($) shares	Jan. 13, 2025 USD ($) shares	Feb. 26, 2024 USD ($) shares	Nov. 09, 2023 $ / shares shares	Oct. 24, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 06, 2023 USD ($) shares	Apr. 27, 2023 USD ($) shares	Apr. 18, 2023 USD ($) shares	Jan. 27, 2023 USD ($) shares	Jan. 11, 2023 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jan. 13, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 31, 2024 $ / shares shares	Aug. 31, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Nov. 09, 2023 $ / shares	May 25, 2023 $ / shares shares	May 25, 2023 $ / shares shares	Dec. 31, 2022 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares, authorized shares														Unlimited		Unlimited	Unlimited
Preferred shares, authorized shares														Unlimited		Unlimited
Preferred shares, shares issued | shares														0		0
Shares issued | shares						218,660	472,153	216,874							2,161,558
Shares issued for service | shares					1,896,667
Value issued for service					$ 322,433									$ 100,000	$ 333,333	$ 333,333	$ 322,433
Value issued						$ 110,000	$ 100,000	$ 162,343							429,133	1,047,533	100,000
Shares issued, conversion | shares										5,370
Value issued, conversion										$ 4,051
Derivative liability														4,902,786		9,007,907	1,094,316										$ 1,555,037
Share-based compensation expense														1,083,885	742,797	1,301,213	1,245,406
Proceeds from issuance of common stock															$ 429,133	2,277,759	100,000
Recognition of derivative liability for warrants issued																$ 1,230,226
Professional fees | shares																607,493
Shares issued other														$ 935,618		$ 1,900,000
Stock issued during period value acquisition of remaining noncontrolling interest
Consideration of equity interest shares value																	1,900,000
Stock issued during period, shares acquisitions | shares									508,398
Stock issued during period, value acquisitions									$ 252,000								4,049,000
Derivative liability																	$ 34,178
The Leaf at 73740 LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value issued																$ 935,618
Percentage of outstanding interest											100.00%
Consideration of equity interest shares | shares											7,633,697
Consideration of equity interest shares value											$ 3,700,000
2019 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted shares | shares														503,077		6,180,833	0
Options outstanding shares | shares														14,318,125		13,815,048	13,479,874
Share-based compensation expense														$ 493,337		$ 428,108	$ 779,085
Restricted Share Unit Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation expense														$ 465,588		$ 539,772	$ 143,888
Restricted share, granted | shares														0		6,939,253	33,333
Restricted share, vested | shares														3,065,844		1,330,852	855,271
Restricted share, forfeited | shares														0		0	65,202
Restricted share, exercised | shares														0		0	607,493
Average grant-date fair value | $ / shares																$ 0.15
Average grant-date fair value | $ / shares																0.14
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Average grant-date fair value | $ / shares																$ 0.14
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued | shares		1,858,031	12,635,058												2,161,558	12,635,059	472,153
Average price | $ / shares																		$ 0.6660
Value issued		$ 935,618
Shares issued for service | shares	600,000		1,500,000											600,000	1,500,000	1,500,000	1,896,667
Value issued for service	$ 100,000		$ 333,333
Value issued
Shares issued, conversion | shares										397,308			22,395,948
Value issued, conversion										$ 238,362
Professional fees | shares			17,491,400											1,858,031		17,491,400
Shares issued other			$ 1,900,000
Stock issued during period shares acquisition of remaining noncontrolling interest												$ 580,962				580,962
Stock issued during period value acquisition of remaining noncontrolling interest												$ 3,649,489
Stock issued during period, shares acquisitions | shares																	8,360,755
Stock issued during period, value acquisitions
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value issued, conversion													$ 7,083,853
Warrants purchase shares | shares														41,735,903		42,194,223
Warrants exercise price | (per share)				$ 0.35																				$ 0.50
Warrants issuance months				24 months																				24 months
Derivative liability																	946,649
Professional fees | shares				948,333
Warrant [Member] | Anderson Development SB Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																									5,687,500	5,687,500
Warrants exercise price | (per share)																									$ 0.56	$ 0.80
Warrants issuance months																									60 months	60 months
Derivative liability																	$ 485,659
Warrant [Member] | Equity issuance Q2 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																				2,742,521	2,742,521
Warrants exercise price | (per share)																				$ 0.42	$ 0.60
Warrants issuance months																				24 months	24 months
Derivative liability																$ 70,824
Warrant [Member] | Equity issuance Q4 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																10,815,100
Warrants exercise price | (per share)																$ 0.29			$ 0.40
Warrants issuance months																24 months
Derivative liability																$ 1,159,402
Warrant [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																						22,395,948	22,395,948
Warrants exercise price | (per share)																						$ 1.00	$ 1.50
Warrants issuance months																						24 months	24 months
Derivative liability																$ 824,427